Property and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
As of December 31, 2021		R$ 419,808
Transfer
As of December 31, 2022		542,087	R$ 419,808
As of December 31, 2021		542,087	419,808
Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		50,760
Transfer		(606)
As of December 31, 2022		86,106	50,760
As of December 31, 2021		86,106	50,760
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		60,980
Transfer		1,453		(464)
As of December 31, 2022		79,760	60,980
As of December 31, 2021		79,760	60,980
Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		18,852
Transfer
As of December 31, 2022		18,852	18,852
As of December 31, 2021		18,852	18,852
Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		1,247
Transfer		1
As of December 31, 2022		1,341	1,247
As of December 31, 2021		1,341	1,247
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		57,338
Transfer		9,719
As of December 31, 2022		80,363	57,338
As of December 31, 2021		80,363	57,338
It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		38,262
Transfer		(4,125)
As of December 31, 2022		46,756	38,262
As of December 31, 2021		46,756	38,262
Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		16,472
Transfer		(5,940)
As of December 31, 2022		14,474	16,472
As of December 31, 2021		14,474	16,472
Laboratories And Clinics [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021
Transfer				464
As of December 31, 2022
As of December 31, 2021
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		144,111
Transfer		(502)
As of December 31, 2022		127,747	144,111
As of December 31, 2021		127,747	144,111
Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		31,786
Transfer
As of December 31, 2022		86,688	31,786
As of December 31, 2021		86,688	31,786
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		487,975	314,015	176,303
Additions		168,132	125,869	89,832
Business combinations		80	65,623	47,880
Transfer		815
Write-off	[1]	(15,649)	(17,532)
As of December 31, 2022		641,353	487,975	314,015
As of December 31, 2021		641,353	487,975	314,015
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		52,433	25,919
Additions		527	1,384
Business combinations				6,771
Transfer		38,884	25,068	19,148
Write-off	[1]	13	62
As of December 31, 2022		91,857	52,433	25,919
As of December 31, 2021		91,857	52,433	25,919
Gross carrying amount [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		77,371	68,503	44,329
Additions		36,486	10,268	13,806
Business combinations		45	12,810	8,973
Transfer		(5,353)	3	1,395
Write-off	[1]	(8,159)	(14,213)
As of December 31, 2022		100,390	77,371	68,503
As of December 31, 2021		100,390	77,371	68,503
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		18,852	13,401	7,005
Additions			5,451	672
Business combinations				5,724
Transfer
Write-off	[1]
As of December 31, 2022		18,852	18,852	13,401
As of December 31, 2021		18,852	18,852	13,401
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		1,467	1,215	707
Additions		968	111
Business combinations			346	508
Transfer		(449)
Write-off	[1]	(933)	(205)
As of December 31, 2022		1,053	1,467	1,215
As of December 31, 2021		1,053	1,467	1,215
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		69,834	29,131	21,438
Additions		26,047	21,075	4,550
Business combinations			16,684	3,061
Transfer		(5,669)	82	82
Write-off	[1]	500	2,862
As of December 31, 2022		90,712	69,834	29,131
As of December 31, 2021		90,712	69,834	29,131
Gross carrying amount [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		53,184	28,511	15,994
Additions		15,766	19,511	9,657
Business combinations		35	10,138	2,493
Transfer		6,600	9	367
Write-off	[1]	(6,992)	(4,985)
As of December 31, 2022		68,593	53,184	28,511
As of December 31, 2021		68,593	53,184	28,511
Gross carrying amount [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		30,072	21,624	18,139
Additions		645	3,392	1,012
Business combinations			5,142	2,473
Transfer		6,645
Write-off	[1]		(86)
As of December 31, 2022		37,362	30,072	21,624
As of December 31, 2021		37,362	30,072	21,624
Gross carrying amount [member] | Laboratories And Clinics [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021				1,049
Additions
Business combinations
Transfer				(1,049)
Write-off	[1]
As of December 31, 2022
As of December 31, 2021
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		152,976	122,005	30,911
Additions		2,667	4,720	54,748
Business combinations			17,425	12,787
Transfer		(9,797)	9,376	23,559
Write-off	[1]		(550)
As of December 31, 2022		145,846	152,976	122,005
As of December 31, 2021		145,846	152,976	122,005
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		31,786	3,706	36,731
Additions		85,026	59,957	5,387
Business combinations			3,078	5,090
Transfer		(30,046)	(34,538)	(43,502)
Write-off	[1]	(78)	(417)
As of December 31, 2022		86,688	31,786	3,706
As of December 31, 2021		86,688	31,786	3,706
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		(68,167)	(53,634)	(36,983)
Write-off	[1]	13,952	15,928
As of December 31, 2022		(99,266)	(68,167)	(53,634)
Depreciation		(45,051)	(30,461)	(16,651)
As of December 31, 2021		(99,266)	(68,167)	(53,634)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		(1,673)
Write-off	[1]
As of December 31, 2022		(5,751)	(1,673)
Depreciation		(3,472)	(1,673)
As of December 31, 2021		(5,751)	(1,673)
Accumulated depreciation and amortisation [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		(16,391)	(19,322)	(13,793)
Write-off	[1]	5,474	10,146
As of December 31, 2022		(20,630)	(16,391)	(19,322)
Depreciation		(11,166)	(7,215)	(5,065)
As of December 31, 2021		(20,630)	(16,391)	(19,322)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021
Write-off	[1]
As of December 31, 2022
Depreciation
As of December 31, 2021
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		(220)	(171)	(59)
Write-off	[1]	791	147
As of December 31, 2022		288	(220)	(171)
Depreciation		(284)	(196)	(112)
As of December 31, 2021		288	(220)	(171)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		(12,496)	(8,089)	(5,890)
Write-off	[1]	153	1,194
As of December 31, 2022		(10,349)	(12,496)	(8,089)
Depreciation		(7,725)	(5,601)	(2,199)
As of December 31, 2021		(10,349)	(12,496)	(8,089)
Accumulated depreciation and amortisation [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		(14,922)	(10,851)	(6,537)
Write-off	[1]	7,350	3,458
As of December 31, 2022		(21,837)	(14,922)	(10,851)
Depreciation		(10,140)	(7,529)	(4,314)
As of December 31, 2021		(21,837)	(14,922)	(10,851)
Accumulated depreciation and amortisation [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		(13,600)	(10,817)	(8,663)
Write-off	[1]	67	633
As of December 31, 2022		(22,888)	(13,600)	(10,817)
Depreciation		(3,415)	(3,416)	(2,154)
As of December 31, 2021		(22,888)	(13,600)	(10,817)
Accumulated depreciation and amortisation [member] | Laboratories And Clinics [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021				(386)
Write-off	[1]
As of December 31, 2022
Depreciation				(78)
As of December 31, 2021
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021		(8,865)	(4,384)	(1,655)
Write-off	[1]	117	350
As of December 31, 2022		(18,099)	(8,865)	(4,384)
Depreciation		(8,849)	(4,831)	(2,729)
As of December 31, 2021		(18,099)	(8,865)	(4,384)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2021
Write-off	[1]
As of December 31, 2022
Depreciation
As of December 31, 2021

[1]	Refers to items written-off as result of lack of expectation of future use, in connection with the Company’s physical inventory procedures.